16. Contingent Liability	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Note 16. Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under the MPF program with the FHLBB. Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return. The Company is responsible for a CEO based on the credit quality of these loans. FHLBB funds a FLA based on the Company's outstanding MPF mortgage balances. This creates a laddered approach to sharing in any losses. In the event of default, homeowner's equity and private mortgage insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB. These loans must meet specific underwriting standards of the FHLBB. As of December 31, 2018 and 2017, the Company had $38,935,411 and $43,006,299, respectively, in loans sold through the MPF program and on which the Company had a CEO. As of December 31, 2018, the notional amount of the maximum CEO related to this program was $637,102 compared to $719,067 as of December 31, 2017. The Company had accrued a contingent liability for this CEO in the amount of $84,944 and $84,727 as of December 31, 2018 and 2017, respectively, which is calculated by management based on the methodology used in calculating the ALL, adjusted to reflect the risk sharing arrangements with the FHLBB.